Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 16. RELATED PARTY TRANSACTIONS
Related Party Transactions
In the ordinary course of business, the Company enters into transactions with related parties to purchase and/or sell advertising and administrative services.
The following table sets forth the net revenue (expense) from related parties included in the Statements of Operations:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Related party revenue (expense), net	$(27)	$(9)	$(5)
The following table sets forth the amount of receivables due from and payables due to related parties outstanding on the Balance Sheets:

	As of June 30,
	2024	2023
	(in millions)
Accounts receivable from related parties	$11	$8
Accounts payable to related parties	9	4
In addition, refer to Note 17—Commitments and Contingencies for discussion of the U.K. Newspaper Matters.